Segment information	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Segment information	Segment information
REVENUE AND CCS EARNINGS BY SEGMENT
Segment earnings are presented on a current cost of supplies basis (CCS earnings), which is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance. On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts. Sales between segments are based on prices generally equivalent to commercially available prices.
From the first quarter 2024, Wholesale commercial fuels forms part of Mobility with inclusion in the Marketing segment (previously Chemicals and Products segment). The change in segmentation reflects the increasing alignment between the economic characteristics of wholesale commercial fuels and other Mobility businesses, and is consistent with changes in the information provided to the Chief Operating Decision Maker. Prior period comparatives have been revised to conform with current year presentation with an offsetting impact between the Marketing and the Chemicals and Products segment (see below). Also, from the first quarter 2024, Shell's longer-term innovation portfolio is managed centrally and hence reported as part of the Corporate segment (previously all other segments). Prior period comparatives have been revised to conform with current year presentation with an offsetting impact on all the other segments (see below).

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
			Third-party revenue
9,052	9,195	7,938	Integrated Gas	18,247	18,869
1,590	1,759	1,533	Upstream	3,349	3,595
32,005	30,041	31,517	Marketing[2]	62,045	63,562
24,583	23,735	23,712	Chemicals and Products[2]	48,319	50,002
7,222	7,737	9,866	Renewables and Energy Solutions	14,959	25,485
11	11	12	Corporate	22	24
74,463	72,478	74,578	Total third-party revenue[1]	146,942	161,538
			Inter-segment revenue
2,157	2,404	2,940	Integrated Gas	4,560	6,474
10,102	10,287	8,859	Upstream	20,390	20,005
1,363	1,355	1,273	Marketing[2]	2,718	2,600
9,849	10,312	9,918	Chemicals and Products[2]	20,161	20,711
957	1,005	771	Renewables and Energy Solutions	1,962	2,246
—	—	—	Corporate	—	—
			CCS earnings
2,454	2,761	757	Integrated Gas	5,215	3,169
2,179	2,272	1,601	Upstream	4,451	4,390
257	774	1,019	Marketing[2]	1,031	2,203
587	1,157	307	Chemicals and Products[2]	1,744	2,060
(75)	553	540	Renewables and Energy Solutions	478	2,745
(1,656)	(354)	(736)	Corporate[3]	(2,010)	(1,818)
3,747	7,163	3,488	Total CCS earnings[4]	10,910	12,749
1.Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2024 included income of $3,194 million (first quarter 2024: $1,643 million income; second quarter 2023: $4,247 million income). This amount includes both the reversal of prior losses of $73 million (first quarter 2024: $257 million gains; second quarter 2023: $27 million gains) related to sales contracts and prior losses of $227 million (first quarter 2024: $235 million losses; second quarter 2023: $88 million losses) related to purchase contracts that were previously recognised and where physical settlement took place in the second quarter 2024.
2.From January 1, 2024, onwards Wholesale commercial fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the second quarter 2023 and the half year 2023 have been reclassified accordingly, by $4,944 million and $10,710 million respectively for Third-party revenue and by $48 million and $95 million respectively for CCS earnings to conform with current period presentation. For Inter-segment revenue the reallocation and revision of comparative figures for the second quarter 2023 and the half year 2023 led to an increase in inter-segment revenue in the Marketing segment of $1,150 million and $2,314 million respectively and an increase in the Chemicals and Products segment of $9,410 million and $19,638 million respectively.
3.From January 1, 2024, onwards costs for Shell's centrally managed longer-term innovation portfolio are reported as part of the Corporate segment. Prior period comparatives for Corporate for the second quarter 2023 and the half year 2023 have been revised by $35 million and $53 million respectively, with a net offsetting impact in all other segments to conform with current period presentation.
4.See Note 3 "Reconciliation of income for the period to CCS Earnings, Operating expenses and Total Debt".

CASH CAPITAL EXPENDITURE BY SEGMENT
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
			Capital expenditure
1,024	858	803	Integrated Gas	1,882	1,500
1,769	1,766	1,936	Upstream	3,535	3,688
644	427	695	Marketing[1]	1,071	3,423
601	474	624	Chemicals and Products[1]	1,074	1,183
377	421	483	Renewables and Energy Solutions	797	858
30	34	72	Corporate	64	122
4,445	3,980	4,614	Total capital expenditure	8,424	10,774
			Add: Investments in joint ventures and associates
127	184	286	Integrated Gas	310	401
60	244	93	Upstream	304	211
–	38	14	Marketing	38	23
37	26	3	Chemicals and Products	63	5
35	8	46	Renewables and Energy Solutions	43	91
1	–	(6)	Corporate	2	10
261	500	436	Total investments in joint ventures and associates	761	743
			Add: Investments in equity securities
–	–	–	Integrated Gas	–	–
–	–	–	Upstream	–	–
–	–	–	Marketing	–	–
–	–	2	Chemicals and Products	–	2
13	10	27	Renewables and Energy Solutions	22	46
–	3	51	Corporate	3	65
13	13	80	Total investments in equity securities	25	114
			Cash capital expenditure
1,151	1,041	1,089	Integrated Gas	2,192	1,901
1,829	2,010	2,029	Upstream	3,839	3,899
644	465	709	Marketing[1]	1,109	3,446
638	500	630	Chemicals and Products[1]	1,138	1,190
425	438	556	Renewables and Energy Solutions	863	996
32	37	117	Corporate	69	198
4,719	4,493	5,130	Total Cash capital expenditure	9,211	11,631
1.From January 1, 2024, onwards Wholesale commercial fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the second quarter 2023 and the half year 2023 have been reclassified accordingly by $39 million and $91 million respectively for capital expenditure and cash capital expenditure to conform with current period presentation.
Reconciliation of income for the period to CCS Earnings, Operating expenses and Total Debt
RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
3,517	7,358	3,134	Income/(loss) attributable to Shell plc shareholders	10,874	11,843
133	82	20	Income/(loss) attributable to non-controlling interest	215	83
3,650	7,439	3,154	Income/(loss) for the period	11,089	11,926
			Current cost of supplies adjustment:
137	(332)	383	Purchases	(194)	1,030
(36)	84	(96)	Taxation	48	(267)
(5)	(28)	47	Share of profit/(loss) of joint ventures and associates	(33)	60
97	(276)	334	Current cost of supplies adjustment	(179)	823
			Of which:
89	(264)	326	Attributable to Shell plc shareholders	(175)	807
7	(12)	8	Attributable to non-controlling interest	(4)	16
3,747	7,163	3,488	CCS earnings	10,910	12,749
			Of which:
3,606	7,093	3,460	CCS earnings attributable to Shell plc shareholders	10,700	12,650
140	70	27	CCS earnings attributable to non-controlling interest	210	99
RECONCILIATION OF OPERATING EXPENSES

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
5,593	5,810	6,041	Production and manufacturing expenses	11,403	12,049
3,094	2,975	3,314	Selling, distribution and administrative expenses	6,069	6,365
263	212	297	Research and development	475	550
8,950	8,997	9,653	Operating expenses	17,947	18,964
RECONCILIATION OF TOTAL DEBT

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
June 30, 2024	March 31, 2024	June 30, 2023		June 30, 2024	June 30, 2023
10,849	11,046	12,114	Current debt	10,849	12,114
64,619	68,886	72,252	Non-current debt	64,619	72,252
75,468	79,931	84,366	Total debt	75,468	84,366